SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

19.         SHARE-BASED COMPENSATION

Renren Stock options

Renren Inc. (“Renren”) adopted the 2006 Equity Incentive Plan (the “2006 Plan”), the 2008 Equity Incentive Plan (the “2008 Plan”), the 2009 Equity Incentive Plan (the “2009 Plan”), the 2011 Share Incentive Plan (the “2011 Plan”), the 2016 Share Incentive Plan (the “2016 Plan”), and the 2018 Share Incentive Plan (the “2018 Plan”) for purpose of granting of stock options and incentive stock options to employees and executives to reward them for service to the parent and to provide incentives for future service. In 2006, Renren Inc. adopted the 2006 Plan to replace the equity incentive plans adopted during the years ended December 31, 2003, 2004 and 2005. On February 26, 2016, Renren Inc. amended the 2011 Plan and 45,000,000 ordinary shares have been added to the award pool under the 2011 Plan. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2006 Plan, 2008 Plan, 2009 Plan, 2011 Plan, 2016 Plan and 2018 Plan is 97,430,220,  30,529,630,  40,000,000,  110,014,158,  53,596,236 and 107,100,000, respectively. The term of the options may not exceed ten years from the date of the grant, except for the situation of amendment, modification and termination. The awards under the above plans are subject to vesting schedules ranging from immediately upon grant to six years subsequent to grant date.

On August 24, 2017, the Company’s compensation committee approved to reduce the exercise price for all outstanding options previously granted by the Company with an exercise price higher than $0.478 per ordinary share to $0.478 per share. Such reduction was accounted by the Company as a share option modification and required the remeasurement of these share options at the time of the modification. The total incremental cost as a result of the modification was $10,382. The incremental cost related to vested options amounted to $7,427 and was recorded in the consolidated statements of operations during the year ended December 31, 2017. The incremental cost related to unvested options amounted to $2,955 and will be recorded over the remaining service periods.

On June 29, 2018, Renren Inc.’s compensation committee approved to reduce the exercise price for all outstanding options previously granted by Renren with an exercise price higher than $0.0613 per ordinary share to $0.0613 per share. Such reduction was accounted by Renren as a share option modification and required the remeasurement of these share options at the time of the modification. The total incremental cost as a result of the modification was $10,779. The incremental cost related to vested options amounted to $9,304 and was recorded in the consolidated statements of operations during year ended December 31, 2018. The incremental cost related to unvested options amounted to $1,475 and will be recorded over the remaining service periods.

The Company did not grant any options in 2017, 2018 and 2019.

The following table summarizes information with respect to share options outstanding as of December 31, 2019:

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted	Weighted		average	Weighted	Weighted
		remaining	average	average		remaining	average	average
	Number	contractual	exercise	intrinsic	Number of	contractual	exercise	intrinsic
Range of exercise prices	outstanding	life	price	value	exercisable	life	price	value
$ 0.06	138,953,386	4.41	$0.06	$—	124,046,160	4.22	$0.06	$—
	138,953,386			$—	124,046,160			$—

		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	shares	price	fair value

Balance, December 31, 2018	139,094,101	$0.06	$0.64

Exercised	(128,490)	$0.06	$0.27
Forfeited	(12,225)	$0.06	$0.36

Balance, December 31, 2019	138,953,386	$0.06	$0.64

Exercisable, December 31, 2019	124,046,160	$0.06

Expected to vest, December 31, 2019	14,907,226	$0.06

For employee stock options, the Company recorded share-based compensation from continuing operations of $23,904,  $18,640, and $4,628 for the years ended December 31, 2017, 2018 and 2019, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method. The Company did not have any compensation expenses from discontinued operations.

For non-employee options, share based compensation was immaterial for the years ended December 31, 2017 and December 31, 2018. For the year ended December 31, 2019, there was no share based compensation recorded for non-employee options.

As of December 31, 2019, there was $9,657 unrecognized share-based compensation expense relating to share options. This amount is expected to be recognized over a weighted-average vesting period of 2.04 years.

Renren Nonvested restricted shares

A summary of the nonvested restricted shares activity is as follows:

		Weighted
	Weighted	average fair
	number of	value
	nonvested	per ordinary
	restricted	share at the
	shares	grant dates
Outstanding as of December 31, 2018	73,772,379	$0.21

Granted	8,362,965	$0.08
Vested	(13,465,695)	$0.28
Forfeited	(12,848,161)	$0.14

Outstanding as of December 31, 2019	55,821,488	$0.18

The Company recorded compensation expenses based on the fair value of nonvested restricted shares on the grant dates over the requisite service period of award using the straight-line vesting attribution method. The fair value of the nonvested restricted shares on the grant date was the closing market price of the ordinary shares as of the date. The Company recorded compensation expenses related to nonvested restricted shares from continuing operations of $4,112,  $3,917 and $3,952 for the years ended December 31, 2017, 2018 and 2019, respectively. The Company did not have any compensation expenses related to nonvested shares in discontinued operations.

Total unrecognized compensation expense amounting to $10,234 related to nonvested restricted shares granted as of December 31, 2019. The expense is expected to be recognized over a weighted-average period of 4.52 years.

Kaixin Auto Group Incentive Plan (the "Kaixin 2018 Plan")

The numbers of shares awards and per share amounts as follows are restated to give effect for the reverse recapitalization discussed in Note 1.

On January 31, 2018, Kaixin adopted Kaixin 2018 Plan, whereby 6,248,000 (retrospectively adjusted from 40,000,000)  ordinary shares of Kaixin are made available for future grant for employees or consultants of Kaixin either in the form of incentive share options or restricted shares. The plan was amended and restated in May 2018 that up to 21,868,000 (retrospectively adjusted from 140,000,000 to)  ordinary shares will be made available for granting as awards.

On March 15, 2018 and July 1, 2018, Kaixin issued an aggregate of 5,695,286 (retrospectively adjusted from 36,461,500)  options to purchase Kaixin's ordinary shares to certain of its directors, officers and employees to compensate their services. The term of the options may not exceed ten years from the date of the grant, except for the situation of amendment, modification and termination. The awards under the above plans are subject to vesting schedules ranging from immediately upon grant to four years subsequent to grant date.

Kaixin Auto Holdings Incentive Plan (the “Kaixin 2019 Plan”)

The numbers of shares awards and per share amounts as follows are restated to give effect for the reverse recapitalization discussed in Note 1.

On April 30, 2019, KAH adopted Kaixin 2019 Plan, whereby 4,715,700 ordinary shares of KAH are made available for future grant for employees of KAH share options or restricted shares. On May 3, 2019, in connection with the consummation of the reverse recapitalization, all the options granted under the Kaixin 2018 Plan were cancelled and replaced by share awards of Kaixin 2019 Plan, subject to certain adjustments.

On May 3, 2019 (the "Replacement Date"), the KAH’s board of directors approved to replace 5,472,857 share options granted during the years ended December 31, 2018 under the 2018 Plan to 144 employees with 2,186,364 options and 2,183,828 restricted shares. The exercise price of the options was reduced from $1.70 per share to $0.01 per share. The replacement awards were subject to graded vesting over three years from the Replacement Date, in which 25% to 62.5% of the total option vest on the grant date immediately and 1/36 of the remaining options vests monthly subsequent to the Replacement Date. The total incremental cost as a result of the modification was $4,138.  The incremental cost related to vested awards amounted to $1,205 and was recorded in the consolidated statements of operations during the year ended December 31, 2019. The incremental cost related to unvested awards amounted to $2,933 and is recorded over the remaining service periods.

During 2019, KAH issued an aggregate of 244,732 options and 223,905 restricted shares under the Kaixin 2019 Plan to certain of its directors, officers and employees to compensate their services. The term of the options may not exceed ten years from the date of the grant. The awards under the above plans are subject to vesting schedules ranging from immediately upon grant to four years subsequent to grant date.The weighted-average grant-date fair value of the share options granted during the period presented was $1.92.

In determining the fair value of share options, a binomial option pricing model is applied.

Assumptions used to estimate the fair values of the share options granted or modified were as follows:

	Years ended December 31,
	2018	2019

Risk-free interest rate (1)	2.82%	2.50-3.00%
Volatility(2)	28%-55%	45%-46%
Expected term (in years) (3)	10	10
Exercise price(4)	$1.70	$0.01
Dividend yield(5)	—	—
Fair value of underlying ordinary share(6)	$4.25	$2.12-$3.36

(1)         Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options.

(2)          Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(3)         Expected term

For the options granted to employees, the Company estimated the expected term based on the vesting and contractual terms and employee demographics. For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4)          Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(5)          Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(6)          Fair value of underlying ordinary shares

Prior to the consummation of the reverse recapitalization, the estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third party appraisal of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third -party appraiser. The fair values of the underlying ordinary shares on each date of grant after April 30, 2019, were the closing prices of the Company's ordinary shares traded in the Stock Exchange.

A summary of the KAH's share options activities held by the Company's employees for the year ended December 31, 2019 was as follows:

				Weighted
		Weighted	Weighted	Average
		Average	average fair	Remaining	Aggregate
Options Granted to Employees	Number of	Exercise	value per	Contractual	Intrinsic
and Directors	Shares	Price	shares	Years	Value
Outstanding as of December 31, 2018	5,510,970	$1.92	$3.33
Forfeited (before replacement date)	(38,113)	$1.92	$3.33
Replaced	(5,472,857)	$1.92	$3.33
Granted (replacement options)	2,186,364	$0.01	$3.35
Granted (new options)	244,732	$0.01	$1.92
Forfeited	(276,582)	$0.01	$3.22
Outstanding as of December 31, 2019	2,154,514	$0.01	$3.20	9.39	$4,007
Vested and expected to vest as of December 31, 2019	2,154,514	$0.01	$3.20	9.39	$4,007
Exercisable as of December 31, 2019	1,268,543	$0.01	$3.35	9.37	$2,359

The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the closing stock price of $1.87 of the Company's ordinary share on December 31,2019.

The fair values of the options granted for the years ended December 31, 2018, and 2019 are as follows:

	Years ended December 31,
	2018	2019
	US$	US$
Weighted average grant date fair value of option per share	2.94	3.21
Aggregate grant date fair value of options	18,959,980	7,794,799

As of December 31, 2019, there was approximately $3,996 of total unrecognized compensation cost related to unvested share options. The unrecognized compensation costs are expected to be recognized over a weighted average period of 2.44 years.

KAH Nonvested restricted shares

A summary of the nonvested restricted shares activity is as follows:

	Weighted number	Weighted average fair value
	of nonvested	per ordinary share
	restricted shares	at the grant dates
Outstanding as of December 31, 2018	—	—
Granted (replacement restricted shares)	2,183,828	3.36
Granted (new restricted shares)	223,905	3.36
Vested	(961,622)	3.36
Unvested as of December 31, 2019	1,446,111	3.36

As of December 31, 2019, there was approximately $4,859 of total unrecognized compensation cost related to unvested restricted shares. The unrecognized compensation costs are expected to be recognized over a weighted average period of 2.43 years.

The total fair value of shares vested during the year ended December 31, 2019 was $3,231.

The amount of share-based compensation expense for options and nonvested restricted shares of the Company, including KAH attributable to selling and marketing, research and development, and general and administrative expenses are as follows:

	Years ended December 31,
	2017	2018	2019

Selling and marketing	$598	$1,927	$1,182
Research and development	1,092	1,142	1,324
General and administrative	26,326	28,534	9,778

Total share-based compensation expense	$28,016	$31,603	$12,284

There was no income tax benefit recognized in the statements of operations for share-based compensation for the years ended December 31, 2017, 2018 and 2019.